SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jan. 31, 2021	Dec. 31, 2010	Oct. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend payable		$ 35,003
Cash dividend declare per share		$ 0.63
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted	$ 3.18
Intrinsic value of options exercised	$ 549
Two Thousand Eight Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized			8,146,362
Shares available for grant	169,375		9,146,362	1,000,000